Operating costs - Average number of employees (Details) - employee	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
Average number of employees	29,860	30,367	30,237
Operating segments | North America
Disclosure of operating segments [line items]
Average number of employees	2,986	2,869	2,884
Operating segments | Europe
Disclosure of operating segments [line items]
Average number of employees	3,024	2,932	2,789
Operating segments | Asia Pacific
Disclosure of operating segments [line items]
Average number of employees	6,224	6,588	6,856
Operating segments | Latin America and Caribbean
Disclosure of operating segments [line items]
Average number of employees	1,597	1,650	1,495
Operating segments | Africa
Disclosure of operating segments [line items]
Average number of employees	2,848	3,290	3,526
Operating segments | SC&P
Disclosure of operating segments [line items]
Average number of employees	7,134	6,977	6,934
Corporate and other
Disclosure of operating segments [line items]
Average number of employees	6,047	6,061	5,753